Defined benefit scheme (Schedule of Present Value of Defined Benefit Obligation in Current Period) (Details) - Defined Benefit Obligation [Member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation | ₪	₪ 6,010		₪ 5,527
Current service cost | ₪	581		585
Interest cost | ₪	102		98
Actuarial losses arising from experience adjustments | ₪	(130)		122
Actuarial losses/(gains) arising from changes in financial assumptions | ₪	213		15
Benefits paid | ₪	(335)		(337)
Closing defined benefit obligation | ₪	₪ 6,441		₪ 6,010
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation | $		$ 1,933
Current service cost | $		187
Interest cost | $		33
Actuarial losses arising from experience adjustments | $		(42)
Actuarial losses/(gains) arising from changes in financial assumptions | $		68
Benefits paid | $		(108)
Closing defined benefit obligation | $		$ 2,071